Salary and Wage, Excluding Cost of Good and Service Sold - Officers And Directors [Member] - USD ($)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Defined Benefit Plan Disclosure [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	$ 130,000	$ 255,927
Common stock issued for services, shares	60,000,000
Common stock issued for services, amount	$ 918,000
Trt Pharma [Member]
Defined Benefit Plan Disclosure [Line Items]
Salary and Wage, Excluding Cost of Good and Service Sold	$ 150,000